Shareholders' Equity - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock-based Compensation
Stock-based compensation expense	$ 121,871	$ 95,069	$ 91,387
Costs of revenues
Stock-based Compensation
Stock-based compensation expense	11,859	10,128	9,257
Sales and marketing
Stock-based Compensation
Stock-based compensation expense	24,499	21,942	20,790
Product development
Stock-based Compensation
Stock-based compensation expense	38,991	30,830	29,163
General and administrative
Stock-based Compensation
Stock-based compensation expense	$ 46,522	$ 32,169	$ 32,177